GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 102.3%
China – 96.2%
139,000	Aier Eye Hospital Group Co. Ltd., Class A (Health Care Equipment & Services)	$ 679,098
1,414	Alibaba Group Holding Ltd. ADR (Retailing)*	155,823
335,676	Alibaba Group Holding Ltd. (Retailing)*	4,615,098
4,691	Anji Microelectronics Technology Shanghai Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	135,414
35,400	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	536,969
400,741	Bank of Ningbo Co. Ltd., Class A (Banks)	1,953,015
287,900	Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)(a)	908,417
48,100	BYD Co. Ltd., Class A (Automobiles & Components)	2,055,161
566,000	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	781,330
336,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	1,620,821
156,800	China Merchants Bank Co. Ltd., Class A (Banks)	961,395
470,000	China Merchants Bank Co. Ltd., Class H (Banks)	3,048,480
31,300	China Tourism Group Duty Free Corp. Ltd., Class H (Retailing)*(a)	959,049
52,000	China Yangtze Power Co. Ltd., Class A (Utilities)	160,205
192,000	CITIC Securities Co. Ltd., Class H (Diversified Financials)	439,260
35,498	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	2,463,032
361,676	East Money Information Co. Ltd., Class A (Diversified Financials)	1,212,285
1,162,466	Focus Media Information Technology Co. Ltd., Class A (Media & Entertainment)	1,199,966
205,900	H World Group Ltd. (Consumer Services)	978,950
220,574	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Durables & Apparel)	983,327
107,894	Hongfa Technology Co. Ltd., Class A (Capital Goods)	600,198
287,000	Jiumaojiu International Holdings Ltd. (Consumer Services)(a)	735,346
74,928	Juewei Food Co. Ltd., Class A (Food, Beverage & Tobacco)	593,011

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
198,000	Kingdee International Software Group Co. Ltd. (Software & Services)*	$ 432,137
55,800	Kuaishou Technology (Media & Entertainment)*(a)	490,974
13,119	Kweichow Moutai Co. Ltd., Class A (Food, Beverage & Tobacco)	3,597,850
64,500	Li Auto, Inc., Class A (Automobiles & Components)*	789,237
140,500	Li Ning Co. Ltd. (Consumer Durables & Apparel)	1,388,936
97,899	LONGi Green Energy Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	701,980
245,574	Luxshare Precision Industry Co. Ltd., Class A (Technology Hardware & Equipment)	1,189,588
164,090	Meituan, Class B (Retailing)*(a)	3,668,376
126,400	Midea Group Co. Ltd., Class A (Consumer Durables & Apparel)	1,037,606
248,000	Minth Group Ltd. (Automobiles & Components)	727,881
54,977	Montage Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	452,767
161,880	NARI Technology Co. Ltd., Class A (Capital Goods)	634,536
50,485	NetEase, Inc. (Media & Entertainment)	895,711
41,198	Ningbo Orient Wires & Cables Co. Ltd., Class A (Capital Goods)	393,105
53,197	Oppein Home Group, Inc., Class A (Consumer Durables & Apparel)	992,707
570,699	Ping An Bank Co. Ltd., Class A (Banks)	1,272,432
430,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	3,343,996
329,000	Postal Savings Bank of China Co. Ltd., Class H (Banks)(a)	223,887
25,977	Qingdao Haier Biomedical Co. Ltd., Class A (Health Care Equipment & Services)	279,552
66,500	SF Holding Co. Ltd., Class A (Transportation)	580,595
17,200	SG Micro Corp., Class A (Semiconductors & Semiconductor Equipment)	455,324
76,500	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	383,824

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
37,300	Shanghai M&G Stationery, Inc., Class A (Commercial & Professional Services)	$ 297,022
7,600	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Food, Beverage & Tobacco)	329,124
145,278	Shenzhen Inovance Technology Co. Ltd., Class A (Capital Goods)	1,537,669
23,700	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Services)	1,172,063
46,100	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	580,566
71,512	Sungrow Power Supply Co. Ltd., Class A (Capital Goods)	1,384,954
89,700	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	1,210,693
150,400	Tencent Holdings Ltd. (Media & Entertainment)	7,328,829
88,000	Tsingtao Brewery Co. Ltd., Class H (Food, Beverage & Tobacco)	849,626
59,898	Wanhua Chemical Group Co. Ltd., Class A (Materials)	859,595
24,800	Wuliangye Yibin Co. Ltd., Class A (Food, Beverage & Tobacco)	771,911
81,228	WuXi AppTec Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,055,480
141,500	Wuxi Biologics Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	1,181,583
85,678	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)	412,416
89,792	Yifeng Pharmacy Chain Co. Ltd., Class A (Food & Staples Retailing)	755,994
396,770	Yunnan Aluminium Co. Ltd., Class A (Materials)	795,250
22,520	Yunnan Energy New Material Co. Ltd., Class A (Materials)	523,098
219,719	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Capital Goods)	835,882
149,099	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Capital Goods)	505,509

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
17,871	ZTO Express Cayman, Inc. ADR (Transportation)	$ 509,502

		74,605,417

Hong Kong – 5.2%
128,400	AIA Group Ltd. (Insurance)	1,451,902
33,000	Henderson Land Development Co. Ltd. (Real Estate)	121,902
18,101	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	814,139
1,462,500	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	851,011
188,000	Sino Land Co. Ltd. (Real Estate)	244,302
44,500	Techtronic Industries Co. Ltd. (Capital Goods)	573,684

		4,056,940

Taiwan – 0.9%
29,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	700,668

TOTAL COMMON STOCKS (Cost $70,002,647)		$79,363,025

Shares		Dividend Rate	Value

Investment Company – 1.7%(b)
1,299,950	Goldman Sachs Financial Square Government Fund – Institutional Shares	4.237%	$ 1,299,950
(Cost $1,299,950)

TOTAL INVESTMENTS – 104.0% (Cost $71,302,597)			$80,662,975

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.0)%			(3,084,018)

NET ASSETS – 100.0%			$77,578,957

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Sector Name	% of Market Value

Consumer Discretionary	25.0%
Financials	18.2
Industrials	12.8
Communication Services	12.3
Consumer Staples	11.7
Information Technology	6.5
Health Care	6.5
Materials	3.2
Investment Company	1.6
Utilities	1.2
Energy	0.5
Real Estate	0.5

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
HSCEI	(40)	02/27/23	$(1,901,252)	$2,086

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 94.6%
Brazil – 5.7%
32,500	Caixa Seguridade Participacoes SA (Insurance)	$ 55,636
22,100	Hapvida Participacoes e Investimentos SA (Health Care Equipment & Services)*(a)	22,421
4,700	Hypera SA (Pharmaceuticals, Biotechnology & Life Sciences)	42,960
85	MercadoLibre, Inc. (Retailing)*	100,444
7,452	Odontoprev SA (Health Care Equipment & Services)	16,706
6,100	Rede D’Or Sao Luiz SA (Health Care Equipment & Services)(a)	38,333
2,600	Sao Martinho SA (Food, Beverage & Tobacco)	12,810
10,200	Sendas Distribuidora SA (Food & Staples Retailing)	39,483

		328,793

Egypt – 0.8%
23,670	Commercial International Bank Egypt SAE (Banks)	38,933
11,722	E-Finance for Digital & Financial Investments (Software & Services)	7,099

		46,032

Greece – 2.1%
4,180	Hellenic Exchanges - Athens Stock Exchange SA (Diversified Financials)	17,346
2,410	JUMBO SA, (Retailing)	43,278
13,442	National Bank of Greece SA (Banks)*	63,912

		124,536

India – 19.9%
903	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	21,146
768	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	40,078
4,990	Axis Bank Ltd. (Banks)	53,332
4,585	Bharti Airtel Ltd. (Telecommunication Services)	43,203
456	Coforge Ltd. (Software & Services)	24,583

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
903	Computer Age Management Services Ltd. (Software & Services)	$ 25,247
7,191	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	29,143
9,676	FSN E-Commerce Ventures Ltd. (Retailing)*	16,251
4,293	Godrej Consumer Products Ltd. (Household & Personal Products)*	47,990
1,851	Godrej Properties Ltd. (Real Estate)*	26,852
6,056	HDFC Bank Ltd. (Banks)	119,174
7,269	Hindalco Industries Ltd. (Materials)	41,958
9,630	ICICI Bank Ltd. (Banks)	98,526
470	Info Edge India Ltd. (Media & Entertainment)	21,211
6,424	Infosys Ltd. (Software & Services)	120,998
3,656	Kfin Technologies Ltd. (Diversified Financials)*	14,266
767	Navin Fluorine International Ltd. (Materials)	37,066
21,205	NTPC Ltd. (Utilities)	44,413
2,421	Reliance Industries Ltd. (Energy)	69,840
1,683	Route Mobile Ltd. (Software & Services)	25,425
2,415	SBI Life Insurance Co. Ltd. (Insurance)(a)	36,053
5,087	Sona Blw Precision Forgings Ltd. (Automobiles & Components)(a)	28,077
4,667	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	59,091
7,429	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	66,336
596	TeamLease Services Ltd. (Commercial & Professional Services)*	16,796
39,147	Zomato Ltd. (Retailing)*	23,988

		1,151,043

Indonesia – 5.2%
163,300	Bank BTPN Syariah Tbk PT (Banks)	27,926
319,800	Bank Central Asia Tbk PT (Banks)	181,490
416,300	BFI Finance Indonesia Tbk PT (Diversified Financials)	32,180
69,500	Cisarua Mountain Dairy PT TBK (Food, Beverage & Tobacco)	21,003
79,400	Map Aktif Adiperkasa PT (Retailing)*	20,128

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
659,300	Pakuwon Jati Tbk PT (Real Estate)	$ 19,720

		302,447

Mexico – 7.0%
13,900	Arca Continental SAB de CV (Food, Beverage & Tobacco)	122,786
21,000	Bolsa Mexicana de Valores SAB de CV (Diversified Financials)	45,545
4,800	Grupo Financiero Banorte SAB de CV, Class O (Banks)	39,814
22,800	Prologis Property Mexico SA de CV REIT (Real Estate)	74,149
31,300	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	122,604

		404,898

Philippines – 0.9%
7,110	Jollibee Foods Corp. (Consumer Services)	31,022
87,600	Monde Nissin Corp. (Food, Beverage & Tobacco)(a)	21,232

		52,254

Poland – 1.6%
1,032	Dino Polska SA (Food & Staples Retailing)*(a)	93,494

Saudi Arabia – 2.9%
3,922	Alinma Bank (Banks)	34,553
7,593	Saudi Arabian Oil Co. (Energy)(a)	66,989
2,721	Saudi National Bank (The) (Banks)	34,447
708	Saudi Tadawul Group Holding Co. (Diversified Financials)	30,675

		166,664

Singapore – 1.2%
18,900	Nanofilm Technologies International Ltd. (Materials)	20,887
558	Sea Ltd. ADR (Media & Entertainment)*	35,963
1,189	TDCX, Inc. ADR (Software & Services)*	15,671

		72,521

Shares	Description	Value

Common Stocks – (continued)
Slovenia – 0.7%
2,774	Nova Ljubljanska Banka dd GDR (Banks)	$ 40,863

South Africa – 3.5%
3,340	Clicks Group Ltd. (Food & Staples Retailing)	50,941
4,105	JSE Ltd. (Diversified Financials)	27,307
4,151	Mr Price Group Ltd. (Retailing)	39,282
41,820	Old Mutual Ltd. (Insurance)	28,508
28,879	Transaction Capital Ltd. (Diversified Financials)	57,260

		203,298

South Korea – 17.2%
231	Hyundai Mobis Co. Ltd. (Automobiles & Components)	38,625
402	JYP Entertainment Corp. (Media & Entertainment)*	23,832
771	Kia Corp. (Automobiles & Components)	42,005
148	L&F Co. Ltd. (Technology Hardware & Equipment)	24,985
183	LG Chem Ltd. (Materials)	103,286
898	LG Electronics, Inc. (Consumer Durables & Apparel)	73,582
156	NCSoft Corp. (Media & Entertainment)*	57,740
696	NHN KCP Corp. (Software & Services)	8,151
488	Orion Corp. (Food, Beverage & Tobacco)*	49,396
10,344	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	515,237
110	Samsung SDI Co. Ltd. (Technology Hardware & Equipment)	61,644

		998,483

Taiwan – 19.7%
10,000	Chailease Holding Co. Ltd. (Diversified Financials)	75,361
7,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	67,882
5,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	120,805
1,000	momo.com, Inc. (Retailing)	26,612
3,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	31,269

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
38,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 670,578
4,000	Tong Hsing Electronic Industries Ltd. (Technology Hardware & Equipment)	30,699
7,000	Unimicron Technology Corp. (Technology Hardware & Equipment)	32,228
33,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)*	54,003
3,000	Universal Vision Biotechnology Co. Ltd. (Health Care Equipment & Services)	32,730

		1,142,167

Thailand – 4.1%
44,600	Airports of Thailand PCL (Transportation)*	100,578
11,500	Kasikornbank PCL (Banks)	50,720
24,700	Ngern Tid Lor PCL (Diversified Financials)	20,881
12,000	PTT Exploration & Production PCL (Energy)	62,641

		234,820

United Arab Emirates – 2.1%
25,618	Abu Dhabi Commercial Bank PJSC (Banks)	57,985
18,837	ADNOC Drilling Co. PJSC (Energy)	17,393
39,886	Fertiglobe PLC (Materials)	43,511

		118,889

TOTAL COMMON STOCKS (Cost $885,133)		$5,481,202

Shares	Description	Rate	Value

Preferred Stocks – 1.5%
Brazil – 1.5%
18,700	Banco Bradesco SA (Banks)	7.47%	$51,647
7,100	Itau Unibanco Holding SA (Banks)	4.11	35,428

TOTAL PREFERRED STOCKS (Cost $5,790)			$ 87,075

Shares		Dividend Rate	Value

Investment Company – 1.2%(b)
69,500	Goldman Sachs Financial Square Government Fund – Institutional Shares	4.237%	$ 69,500
(Cost $69,500)

TOTAL INVESTMENTS – 97.3% (Cost $960,423)			$5,637,777

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.7%			155,825

NET ASSETS – 100.0%			$5,793,602

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS EMERGING MARKETS EQUITY EX. CHINA FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Sector Name	% of Market Value

Information Technology	32.0%
Financials	24.3
Consumer Staples	11.5
Consumer Discretionary	10.0
Health Care	4.5
Materials	4.4
Energy	3.9
Communication Services	3.2
Real Estate	2.1
Industrials	2.1
Investment Company	1.2
Utilities	0.8

TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Brazil – 3.7%
11,954,979	Caixa Seguridade Participacoes SA (Insurance)	$ 20,465,451
12,545,300	Hapvida Participacoes e Investimentos SA (Health Care Equipment & Services)*(a)	12,727,438
1,724,600	Hypera SA (Pharmaceuticals, Biotechnology & Life Sciences)	15,763,733
32,063	MercadoLibre, Inc. (Retailing)*	37,888,527
2,633,681	Odontoprev SA (Health Care Equipment & Services)	5,904,160
1,891,486	Rede D’Or Sao Luiz SA (Health Care Equipment & Services)(a)	11,886,296
3,665,200	Sendas Distribuidora SA (Food & Staples Retailing)	14,187,731

		118,823,336

China – 33.1%
8,775,924	Alibaba Group Holding Ltd. (Retailing)*	120,657,274
6,390,100	Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)(a)	20,162,811
1,011,000	BYD Co. Ltd., Class H (Automobiles & Components)	32,015,895
6,664,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	32,146,286
11,644,500	China Merchants Bank Co. Ltd., Class H (Banks)	75,527,722
483,047	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	33,516,266
1,916,000	ENN Energy Holdings Ltd. (Utilities)	28,867,849
3,733,284	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Durables & Apparel)	16,643,119
255,221	Kweichow Moutai Co. Ltd., Class A (Food, Beverage & Tobacco)	69,993,657
3,304,500	Li Ning Co. Ltd. (Consumer Durables & Apparel)	32,667,177
2,807,844	LONGi Green Energy Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	20,133,515
3,221,411	Luxshare Precision Industry Co. Ltd., Class A (Technology Hardware & Equipment)	15,604,878
3,328,940	Meituan, Class B (Retailing)*(a)	74,421,379

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
5,292,000	Minth Group Ltd. (Automobiles & Components)	$ 15,532,035
1,815,300	NetEase, Inc. (Media & Entertainment)	32,207,267
6,901,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	53,608,794
775,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	6,013,942
1,146,984	Qingdao Haier Biomedical Co. Ltd., Class A (Health Care Equipment & Services)	12,343,284
2,510,000	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	12,593,430
339,400	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Services)	16,784,729
2,344,300	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	29,523,220
921,988	Silergy Corp. (Semiconductors & Semiconductor Equipment)	18,761,956
1,308,441	Sungrow Power Supply Co. Ltd., Class A (Capital Goods)	25,340,225
1,279,900	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	17,274,988
3,915,400	Tencent Holdings Ltd. (Media & Entertainment)	190,793,211
1,530,400	WuXi AppTec Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	19,886,073
12,362,592	Yunnan Aluminium Co. Ltd., Class A (Materials)	24,778,479
3,705,092	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Capital Goods)	14,095,374

		1,061,894,835

Egypt – 0.6%
9,051,878	Commercial International Bank Egypt SAE (Banks)	14,888,796
5,757,782	E-Finance for Digital & Financial Investments (Software & Services)	3,486,910

		18,375,706

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Greece – 2.0%
1,336,217	Hellenic Exchanges - Athens Stock Exchange SA (Diversified Financials)	$ 5,545,001
1,192,921	JUMBO SA, (Retailing)	21,422,120
4,799,903	National Bank of Greece SA (Banks)*	22,821,977
1,557,836	Sarantis SA (Household & Personal Products)	13,040,735

		62,829,833

Hong Kong – 3.0%
2,448,200	AIA Group Ltd. (Insurance)	27,683,384
544,313	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	24,481,887
38,506,500	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	22,406,460
1,565,000	Techtronic Industries Co. Ltd. (Capital Goods)	20,175,640

		94,747,371

India – 12.8%
356,903	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	8,357,921
244,998	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	12,785,194
1,869,397	Axis Bank Ltd. (Banks)	19,979,607
529,897	Cartrade Tech Ltd. (Retailing)*	3,254,200
203,188	Coforge Ltd. (Software & Services)	10,953,692
630,565	Computer Age Management Services Ltd. (Software & Services)	17,630,042
3,399,584	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	13,777,473
4,038,456	FSN E-Commerce Ventures Ltd. (Retailing)*	6,782,571
1,068,493	Godrej Properties Ltd. (Real Estate)*	15,500,246
1,609,440	HDFC Bank Ltd. (Banks)	31,671,598
3,825,755	ICICI Bank Ltd. (Banks)	39,141,960
244,990	Info Edge India Ltd. (Media & Entertainment)	11,056,136
2,401,623	Infosys Ltd. (Software & Services)	45,235,301
385,502	Navin Fluorine International Ltd. (Materials)	18,629,769
822,338	Reliance Industries Ltd. (Energy)	23,722,322

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
1,007,191	Route Mobile Ltd. (Software & Services)	$ 15,215,718
1,407,360	SBI Life Insurance Co. Ltd. (Insurance)(a)	21,009,905
2,441,061	Sona Blw Precision Forgings Ltd. (Automobiles & Components)(a)	13,473,311
2,327,702	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	29,472,039
2,977,030	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	26,582,720
359,310	TeamLease Services Ltd. (Commercial & Professional Services)*	10,125,788
24,920,963	Zomato Ltd. (Retailing)*	15,270,790

		409,628,303

Indonesia – 3.4%
66,281,200	Bank BTPN Syariah Tbk PT (Banks)	11,334,794
89,020,600	Bank Central Asia Tbk PT (Banks)	50,520,003
211,974,700	BFI Finance Indonesia Tbk PT (Diversified Financials)	16,385,753
32,300,000	Cisarua Mountain Dairy Tbk PT (Food, Beverage & Tobacco)	9,761,107
33,752,500	Map Aktif Adiperkasa PT (Retailing)*	8,556,338
300,456,400	Pakuwon Jati Tbk PT (Real Estate)	8,986,802
10,272,471	Semen Indonesia Persero Tbk PT (Materials)	5,088,643

		110,633,440

Mexico – 4.0%
3,715,499	Arca Continental SAB de CV (Food, Beverage & Tobacco)	32,821,014
5,913,300	Banco del Bajio SA (Banks)(a)	23,812,726
8,732,750	Gentera SAB de CV (Diversified Financials)	10,666,379
9,050,008	Prologis Property Mexico SA de CV REIT (Real Estate)	29,432,171
8,168,400	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	31,996,027

		128,728,317

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Philippines – 1.0%
841,840	BDO Unibank, Inc. (Banks)	$ 1,898,717
6,337,700	Del Monte Pacific Ltd. (Food, Beverage & Tobacco)	1,524,241
3,179,300	Jollibee Foods Corp. (Consumer Services)	13,871,893
63,472,400	Monde Nissin Corp. (Food, Beverage & Tobacco)(a)	15,383,832

		32,678,683

Poland – 1.0%
363,391	Dino Polska SA (Food & Staples Retailing)*(a)	32,921,303

Russia – 0.0%
10,483,256	Detsky Mir PJSC (Retailing)*(a)(b)	—
2,495,750	Renaissance Insurance Group JSC (Insurance)*(b)	—
4,327,745	Sberbank of Russia PJSC (Banks)*(b)	—
15,182	TCS Group Holding PLC GDR (Banks)*(b)	—
740,821	United Medical Group CY PLC GDR (Health Care Equipment & Services)*(b)	—

		—

Saudi Arabia – 2.0%
1,457,418	Alinma Bank (Banks)	12,839,910
3,100,451	Saudi Arabian Oil Co. (Energy)(a)	27,353,712
998,770	Saudi National Bank (The) (Banks)	12,644,014
290,475	Saudi Tadawul Group Holding Co. (Diversified Financials)	12,585,432

		65,423,068

Singapore – 0.5%
7,586,393	Nanofilm Technologies International Ltd. (Materials)	8,383,911
647,991	TDCX, Inc. ADR (Software & Services)*	8,540,522

		16,924,433

Slovenia – 0.5%
1,186,774	Nova Ljubljanska Banka dd GDR (Banks)	17,482,233

Shares	Description	Value

Common Stocks – (continued)
South Africa – 2.6%
1,409,615	Clicks Group Ltd. (Food & Staples Retailing)	$ 21,499,059
1,552,394	JSE Ltd. (Diversified Financials)	10,326,989
1,524,222	Mr Price Group Ltd. (Retailing)	14,424,056
23,375,591	Old Mutual Ltd. (Insurance)	15,934,643
10,068,876	Transaction Capital Ltd. (Diversified Financials)	19,964,151

		82,148,898

South Korea – 9.5%
191,538	JYP Entertainment Corp. (Media & Entertainment)*	11,354,920
375,168	Kia Corp. (Automobiles & Components)	20,439,887
70,154	LG Chem Ltd. (Materials)	39,595,146
334,985	LG Electronics, Inc. (Consumer Durables & Apparel)	27,448,535
56,598	NCSoft Corp. (Media & Entertainment)*	20,948,695
479,269	NHN KCP Corp. (Software & Services)	5,612,638
185,816	Orion Corp. (Food, Beverage & Tobacco)*	18,808,483
3,247,398	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	161,753,718

		305,962,022

Taiwan – 12.6%
3,441,754	Chailease Holding Co. Ltd. (Diversified Financials)	25,937,540
1,702,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	41,121,973
493,720	momo.com, Inc. (Retailing)	13,138,664
1,311,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	13,664,320
15,528,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	274,035,049
1,923,946	Tong Hsing Electronic Industries Ltd. (Technology Hardware & Equipment)	14,765,852
13,669,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)*	22,368,571

		405,031,969

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – 2.7%
14,984,900	Airports of Thailand PCL (Transportation)*	$ 33,792,641
4,619,100	Kasikornbank PCL (Banks)	20,372,270
14,631,823	Ngern Tid Lor PCL (Diversified Financials)	12,369,458
3,764,900	PTT Exploration & Production PCL (Energy)	19,653,060
		86,187,429

United Arab Emirates – 1.2%
10,921,346	Abu Dhabi Commercial Bank PJSC (Banks)	24,720,021
13,734,434	Fertiglobe PLC (Materials)	14,982,525
		39,702,546

United States – 0.9%
9,794,700	Samsonite International SA (Consumer Durables & Apparel)*(a)	29,178,275

TOTAL COMMON STOCKS
(Cost $2,918,225,990)		$3,119,302,000

Shares	Description	Rate	Value

Preferred Stocks – 0.9%
Brazil – 0.9%
5,481,659	Banco Bradesco SA (Banks)	7.47%	$ 15,139,543
2,808,500	Itau Unibanco Holding SA (Banks)	4.11	14,014,007

TOTAL PREFERRED STOCKS (Cost $35,891,720)			$ 29,153,550

Shares	Description		Value

Exchange-Traded Fund – 0.5%
United States – 0.5%
486,005	iShares ESG Aware MSCI EM ETF(c)
(Cost $16,087,980)			$ 16,043,025

Shares		Dividend Rate	Value

Investment Company – 1.2%(d)
37,981,989	Goldman Sachs Financial Square Government Fund – Institutional Shares	4.237%	$ 37,981,989
(Cost $37,981,989)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $3,008,187,679)			$3,202,480,564

Shares		Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.2%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,076,200		4.237%	$ 5,076,200
(Cost $5,076,200)

TOTAL INVESTMENTS – 99.9% (Cost $3,013,263,879)			$3,207,556,764

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			6,006,593

NET ASSETS – 100.0%			$3,213,563,357

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	All or a portion of security is on loan.

(d)	Represents an affiliated issuer.

Investment Abbreviations:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Sector Name	% of Market Value

Information Technology	21.6%
Financials	21.6
Consumer Discretionary	18.1
Consumer Staples	10.6
Communication Services	8.3
Health Care	5.0
Industrials	4.3
Materials	3.9
Energy	2.2
Real Estate	1.7
Investment Company	1.2
Utilities	0.9
Exchange-Traded Fund	0.5
Securities Lending Reinvestment Vehicle	0.1

TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 95.8%
Brazil – 4.0%
123,820	Banco Bradesco SA ADR (Banks)	$ 345,458
145,763	Caixa Seguridade Participacoes SA (Insurance)	249,528
128,700	Hapvida Participacoes e Investimentos SA (Health Care Equipment & Services)*(a)	130,569
534	MercadoLibre, Inc. (Retailing)*	631,022
24,418	Rede D’Or Sao Luiz SA (Health Care Equipment & Services)(a)	153,445

		1,510,022

China – 34.3%
109,927	Alibaba Group Holding Ltd. (Retailing)*	1,511,350
16,000	BYD Co. Ltd., Class H (Automobiles & Components)	506,681
98,000	China Mengniu Dairy Co. Ltd. (Food, Beverage & Tobacco)*	472,739
161,500	China Merchants Bank Co. Ltd., Class H (Banks)	1,047,510
7,100	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	492,634
36,900	ENN Energy Holdings Ltd. (Utilities)	555,962
41,100	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Durables & Apparel)	183,225
46,500	Li Ning Co. Ltd. (Consumer Durables & Apparel)	459,683
29,100	LONGi Green Energy Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	208,660
34,100	Luxshare Precision Industry Co. Ltd., Class A (Technology Hardware & Equipment)	165,184
42,230	Meituan, Class B (Retailing)*(a)	944,089
24,800	NetEase, Inc. (Media & Entertainment)	440,005
112,000	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	869,983
10,392	Qingdao Haier Biomedical Co. Ltd., Class A (Health Care Equipment & Services)	111,834
21,100	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	105,865
5,100	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care Equipment & Services)	252,216
26,300	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	331,212

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
11,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	$ 223,844
19,800	Sungrow Power Supply Co. Ltd., Class A (Capital Goods)	383,461
19,700	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	265,894
54,000	Tencent Holdings Ltd. (Media & Entertainment)	2,631,362
21,900	WuXi AppTec Co. Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	284,569
154,200	Yunnan Aluminium Co. Ltd., Class A (Materials)	309,065
46,050	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Capital Goods)	175,189

		12,932,216

Egypt – 0.4%
99,328	Commercial International Bank Egypt SAE (Banks)	163,378

Greece – 1.6%
19,273	JUMBO SA, (Retailing)	346,099
54,270	National Bank of Greece SA (Banks)*	258,036

		604,135

Hong Kong – 4.7%
59,400	AIA Group Ltd. (Insurance)	671,674
12,667	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	569,731
387,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	225,191
23,500	Techtronic Industries Co. Ltd. (Capital Goods)	302,957

		1,769,553

India – 12.0%
4,380	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	228,570
25,297	Axis Bank Ltd. (Banks)	270,368
51,374	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	208,203
67,131	FSN E-Commerce Ventures Ltd. (Retailing)*	112,746

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
8,154	Godrej Properties Ltd. (Real Estate)*	$ 118,287
27,888	HDFC Bank Ltd. (Banks)	548,798
52,566	ICICI Bank Ltd. (Banks)	537,812
3,442	Info Edge India Ltd. (Media & Entertainment)	155,334
40,874	Infosys Ltd. ADR (Software & Services)	768,431
21,581	SBI Life Insurance Co. Ltd. (Insurance)(a)	322,174
25,162	Sona Blw Precision Forgings Ltd. (Automobiles & Components)(a)	138,880
19,246	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	243,682
70,483	Tata Consumer Products Ltd. (Food, Beverage & Tobacco)	629,362
410,720	Zomato Ltd. (Retailing)*	251,676

		4,534,323

Indonesia – 2.3%
1,047,500	Bank BTPN Syariah Tbk PT (Banks)	179,134
1,189,300	Bank Central Asia Tbk PT (Banks)	674,938

		854,072

Mexico – 5.1%
59,199	Arca Continental SAB de CV (Food, Beverage & Tobacco)	522,937
64,900	Banco del Bajio SA (Banks)(a)	261,351
95,211	Prologis Property Mexico SA de CV REIT (Real Estate)	309,642
213,000	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	834,332

		1,928,262

Philippines – 0.6%
14,080	Jollibee Foods Corp. (Consumer Services)	61,434
672,500	Monde Nissin Corp. (Food, Beverage & Tobacco)(a)	162,994

		224,428

Russia – 0.0%
96,162	Detsky Mir PJSC (Retailing)*(a)(b)	—
16,753	Renaissance Insurance Group JSC (Insurance)*(b)	—

Shares	Description	Value

Common Stocks – (continued)
Russia – (continued)
139	TCS Group Holding PLC GDR (Banks)*(b)	$ —

		—

Saudi Arabia – 1.2%
18,707	Alinma Bank (Banks)	164,810
10,467	Saudi National Bank (The) (Banks)	132,508
3,177	Saudi Tadawul Group Holding Co. (Diversified Financials)	137,650

		434,968

South Africa – 2.8%
29,812	Clicks Group Ltd. (Food & Staples Retailing)	454,684
20,886	Mr Price Group Ltd. (Retailing)	197,649
273,971	Old Mutual Ltd. (Insurance)	186,760
117,537	Transaction Capital Ltd. (Diversified Financials)	233,048

		1,072,141

South Korea – 10.0%
5,258	Kia Corp. (Automobiles & Components)	286,466
848	LG Chem Ltd. (Materials)	478,614
5,468	LG Electronics, Inc. (Consumer Durables & Apparel)	448,046
891	NCSoft Corp. (Media & Entertainment)*	329,787
1,977	Orion Corp. (Food, Beverage & Tobacco)*	200,114
41,131	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	2,048,745

		3,791,772

Taiwan – 13.6%
57,580	Chailease Holding Co. Ltd. (Diversified Financials)	433,931
31,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	748,990
19,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	198,034
196,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,458,772
183,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)*	299,469

		5,139,196

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares		Description	Value

Common Stocks – (continued)
Thailand – 1.9%
181,100		Airports of Thailand PCL (Transportation)*	$ 408,401
66,400		Kasikornbank PCL (Banks)	292,853

			701,254

United Arab Emirates – 1.3%
143,170		Abu Dhabi Commercial Bank PJSC (Banks)	324,060
163,636		Fertiglobe PLC (Materials)	178,506

			502,566

TOTAL COMMON STOCKS (Cost $36,286,371)			$36,162,286

Shares	Description	Rate	Value

Preferred Stock – 0.4%
Brazil – 0.4%
31,100		Itau Unibanco Holding SA (Banks)
(Cost $178,987)		4.11%	$ 155,185

Shares		Dividend Rate	Value

Investment Company – 2.0%(c)
757,742	Goldman Sachs Financial Square Government Fund – Institutional Shares	4.237%	$ 757,742
(Cost $757,742)

TOTAL INVESTMENTS – 98.2% (Cost $37,223,100)			$37,075,213

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%			663,076

NET ASSETS – 100.0%			$37,738,289

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Sector Name	% of Market Value

Financials	24.4%
Information Technology	22.1
Consumer Discretionary	18.4
Communication Services	9.6
Consumer Staples	8.8
Industrials	4.8
Health Care	4.4
Materials	2.9
Investment Company	2.0
Utilities	1.5
Real Estate	1.1

TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.0%
Denmark – 3.3%
166,033	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	$ 22,977,286

Finland – 2.6%
374,848	Neste OYJ (Energy)	17,918,603

France – 10.2%
511,632	BNP Paribas SA (Banks)	35,139,852
883,650	Klepierre SA REIT (Real Estate)*	22,427,347
127,189	Vinci SA (Capital Goods)	14,371,036

		71,938,235

Germany – 2.1%
413,483	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	14,889,711

Japan – 16.9%
126,600	Hoya Corp. (Health Care Equipment & Services)	13,922,448
41,400	Keyence Corp. (Technology Hardware & Equipment)	19,059,274
189,700	Nidec Corp. (Capital Goods)	10,512,955
804,700	Nomura Research Institute Ltd. (Software & Services)	19,318,911
1,237,700	ORIX Corp. (Diversified Financials)	21,762,466
246,400	Shiseido Co. Ltd. (Household & Personal Products)	12,806,893
666,273	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	20,945,888

		118,328,835

Netherlands – 8.9%
335,782	Aalberts NV (Capital Goods)	15,876,637
681,397	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	20,337,642
204,339	Koninklijke DSM NV (Materials)	26,278,409

		62,492,688

Singapore – 3.1%
786,480	DBS Group Holdings Ltd. (Banks)	21,530,890

Shares	Description	Value

Common Stocks – (continued)
Spain – 13.0%
231,107	Amadeus IT Group SA (Software & Services)*	$ 14,560,658
3,630,951	Banco Bilbao Vizcaya Argentaria SA (Banks)	25,648,223
642,375	Cellnex Telecom SA (Telecommunication Services)*(a)	25,173,404
2,157,943	Iberdrola SA (Utilities)	25,316,502
34,556	Iberdrola SA (Utilities)*	405,403

		91,104,190

Sweden – 1.6%
968,840	Hexagon AB, Class B (Technology Hardware & Equipment)	11,106,303

Switzerland – 2.9%
41,745	Zurich Insurance Group AG (Insurance)	20,644,110

Taiwan – 2.6%
198,846	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	18,438,990

United Kingdom – 20.1%
181,355	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	23,759,786
267,052	Compass Group PLC (Consumer Services)	6,379,346
6,276,405	DS Smith PLC (Materials)	27,477,555
529,652	Experian PLC (Commercial & Professional Services)	19,369,116
669,986	Farfetch Ltd., Class A (Retailing)*	4,569,304
899,309	Informa PLC (Media & Entertainment)	7,437,966
107,556	InterContinental Hotels Group PLC (Consumer Services)	7,466,930
274,847	Reckitt Benckiser Group PLC (Household & Personal Products)	19,585,860
4,187,715	Rentokil Initial PLC (Commercial & Professional Services)	25,391,938

		141,437,801

United States – 10.7%
185,206	Ferguson PLC (Capital Goods)	26,094,626
164,762	Nestle SA (Food, Beverage & Tobacco)	20,102,456

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description		Value

Common Stocks – (continued)
United States – (continued)
179,823	Schneider Electric SE (Capital Goods)		$ 29,170,104

			75,367,186

TOTAL COMMON STOCKS (Cost $658,691,653)			$688,174,828

Shares		Dividend Rate	Value

Investment Company – 1.7%(b)
11,778,400	Goldman Sachs Financial Square Government Fund – Institutional Shares	4.237%	$ 11,778,400
(Cost $11,778,400)

TOTAL INVESTMENTS – 99.7% (Cost $670,470,053)			$699,953,228

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			1,916,034

NET ASSETS – 100.0%			$701,869,262

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Sector Name	% of Market Value

Industrials	20.1%
Financials	17.8
Information Technology	13.9
Health Care	11.6
Consumer Staples	10.4
Materials	7.7
Communication Services	4.7
Utilities	3.7
Real Estate	3.2
Consumer Discretionary	2.6
Energy	2.6
Investment Company	1.7

TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%
Australia – 7.0%
257,762	Rio Tinto PLC (Materials)	$ 20,183,096
1,215,796	Transurban Group (Transportation)	11,919,846
556,153	Westpac Banking Corp. (Banks)	9,357,771

		41,460,713

Denmark – 2.1%
88,797	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	12,288,606

Finland – 2.7%
1,386,596	Nordea Bank Abp (Banks)	16,209,844

France – 13.0%
249,933	BNP Paribas SA (Banks)	17,165,871
102,901	Gecina SA REIT (Real Estate)	12,188,596
385,592	Klepierre SA REIT (Real Estate)*	9,786,460
190,358	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	18,640,712
168,222	Vinci SA (Capital Goods)	19,007,338

		76,788,977

Germany – 1.7%
366,126	Vonovia SE (Real Estate)	10,342,294

Italy – 5.2%
1,614,998	Enel SpA (Utilities)	9,509,304
1,091,274	UniCredit SpA (Banks)	21,313,823

		30,823,127

Japan – 6.7%
979,400	ORIX Corp. (Diversified Financials)	17,220,780
362,100	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	11,383,481
32,000	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	11,184,778

		39,789,039

Netherlands – 8.5%
710,904	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	21,218,336

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
5,257,258	Koninklijke KPN NV (Telecommunication Services)	$ 17,973,758
372,739	Shell PLC (Energy)	10,942,796

		50,134,890

Singapore – 4.0%
472,100	DBS Group Holdings Ltd. (Banks)	12,924,338
1,541,600	Singapore Exchange Ltd. (Diversified Financials)	10,858,292

		23,782,630

Spain – 3.2%
1,604,542	Iberdrola SA (Utilities)	18,824,126

Switzerland – 4.9%
4,823	SGS SA (Commercial & Professional Services)	11,761,532
34,344	Zurich Insurance Group AG (Insurance)	16,984,102

		28,745,634

Taiwan – 3.0%
1,022,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	18,035,027

United Kingdom – 22.1%
116,621	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	15,278,817
2,821,639	BP PLC (Energy)	17,043,423
312,977	Coca-Cola Europacific Partners PLC (Food, Beverage & Tobacco)	17,595,567
522,100	Compass Group PLC (Consumer Services)	12,471,939
4,432,435	DS Smith PLC (Materials)	19,404,815
2,383,594	HSBC Holdings PLC (Banks)	17,563,156
890,698	National Grid PLC (Utilities)	11,323,364
117,590	Reckitt Benckiser Group PLC (Household & Personal Products)	8,379,576
228,140	Unilever PLC (Household & Personal Products)	11,612,128

		130,672,785

United States – 13.0%
85,237	Ferguson PLC (Capital Goods)	12,009,479

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description		Value

Common Stocks – (continued)
United States – (continued)
145,885	Nestle SA (Food, Beverage & Tobacco)		$ 17,799,291
54,816	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)		17,111,933
72,313	Schneider Electric SE (Capital Goods)		11,730,300
171,639	Swiss Re AG (Insurance)		17,972,491

			76,623,494

TOTAL COMMON STOCKS (Cost $527,792,685)			$574,521,186

Shares		Dividend Rate	Value

Investment Company – 3.4%(a)
20,277,612	Goldman Sachs Financial Square Government Fund – Institutional Shares	4.237%	$ 20,277,612
(Cost $20,277,612)

TOTAL INVESTMENTS – 100.5% (Cost $548,070,297)			$594,798,798

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%			(3,383,631)

NET ASSETS – 100.0%			$591,415,167

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an affiliated issuer.

Investment Abbreviations:

PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Sector Name	% of Market Value

Financials	26.5%
Consumer Staples	12.9
Health Care	12.6
Industrials	11.2
Utilities	6.7
Materials	6.6
Real Estate	5.4
Information Technology	4.9
Energy	4.7
Investment Company	3.4
Communication Services	3.0
Consumer Discretionary	2.1

TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of January 31, 2023:

CHINA EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$665,325	$78,697,700	$—
Investment Company	1,299,950	—	—

Total	$1,965,275	$78,697,700	$—

Derivative Type

Assets
Futures Contracts(b)	$—	$2,086	$—

Total	—	2,086	—

EMERGING MARKETS EQUITY EX. CHINA FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$135,508	$113,822	$—
Asia	107,031	4,132,257	—
Europe	—	258,893	—
North America	404,898	—	—
South America	328,793	87,075	—
Investment Company	69,500	—	—

Total	$1,045,730	$4,592,047	$—

EMERGING MARKETS EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$51,790,199	$48,734,405	$—
Asia	26,857,967	2,601,956,132	—	(c)
Europe	13,040,735	100,192,634	—
North America	128,728,317	29,178,275	—
South America	118,823,336	29,153,550	—
Investment Company	37,981,989	—	—
Exchange-Traded Fund	16,043,025	—	—
Securities Lending Reinvestment Vehicle	5,076,200	—	—

Total	$398,341,768	$2,809,214,996	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ESG EMERGING MARKETS EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$687,732	$547,787	$—
Asia	768,431	30,115,917	—	(c)
Europe	—	604,135	—
North America	1,928,262	—	—
South America	1,510,022	155,185	—
Investment Company	757,742	—	—

Total	$5,652,189	$31,423,024	$—

INTERNATIONAL EQUITY ESG FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$18,438,990	$139,859,725	$—
Europe	4,569,304	449,939,623	—
North America	—	75,367,186	—
Investment Company	11,778,400	—	—

Total	$34,786,694	$665,166,534	$—

INTERNATIONAL EQUITY INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$81,606,696	$—
Europe	17,595,567	357,234,716	—
North America	—	76,623,494	—
Oceania	—	41,460,713	—
Investment Company	20,277,612	—	—

Total	$37,873,179	$556,925,619	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

(c)	Amount includes valuations of Russian investments for which GSAM has determined include significant unobservable inputs as of January 31, 2023.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

D. Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein the China Equity, Emerging Markets Equity, International Equity ESG and International Equity Income Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

ESG Standards Risk — The ESG Emerging Markets Equity and International Equity ESG Funds’ adherence to their environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Funds’ exposure to certain companies, sectors, regions, and countries and may affect the Funds’ performance depending on whether such investments are in or out of favor. For example, the Funds will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Funds will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Emerging Markets Equity and ESG Emerging Markets Equity Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.